FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS Y
	PCONX	PCNBX	PRCCX	PCNMX	PCVRX	PCGYX

Putnam Convertible Income-Growth Trust

Summary prospectus
2|28|10

A world of investing.℠

Putnam INVESTMENTS

Putnam Convertible
Income-Growth Trust

Before you invest, you may wish to review the fund’s prospectus, which contains more information about the fund and its risks. You may obtain the prospectus and other information about the fund, including the statement of additional information (SAI) and most recent reports to shareholders, at no cost by visiting putnam.com/funddocuments, calling 1-800-225-1581, or e-mailing Putnam at funddocuments@putnam.com.

The fund’s prospectus and SAI, both dated 2/28/10, are incorporated by reference into this summary prospectus.

Goal

Putnam Convertible Income-Growth Trust seeks, with equal emphasis, current income and capital appreciation. Its secondary objective is conservation of capital.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares beginning on page 13 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

		Maximum deferred
	Maximum sales	sales charge (load) (as
	charge (load)	a percentage of original
	imposed on purchases	purchase price or	Redemption fee (as
	(as a percentage of	redemption proceeds,	a percentage of total
Share class	offering price)	whichever is lower)	redemption proceeds)
Class A	5.75%	NONE*	1.00%
Class B	NONE	5.00%**	1.00%
Class C	NONE	1.00%	1.00%
Class M	3.50%	NONE*	1.00%
Class R	NONE	NONE	1.00%
Class Y	NONE	NONE	1.00%

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Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution		Total annual
	Management	and service		fund operating
Share class	fees	(12b-1) fees	Other expenses	expenses***
Class A	0.63%	0.25%	0.35%	1.23%
Class B	0.63%	1.00%	0.35%	1.98%
Class C	0.63%	1.00%	0.35%	1.98%
Class M	0.63%	0.75%	0.35%	1.73%
Class R	0.63%	0.50%	0.35%	1.48%
Class Y	0.63%	N/A	0.35%	0.98%

* A deferred sales charge of 1.00% on class A shares and of 0.65% on class M shares may be imposed on certain redemptions of shares bought without an initial sales charge.

** This charge is phased out over six years.

*** Reflects projected expenses under a new management contract effective 1/1/2010 and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$693	$943	$1,212	$1,978
Class B	$701	$921	$1,268	$2,113
Class B
(no redemption)	$201	$621	$1,068	$2,113
Class C	$301	$621	$1,068	$2,306
Class C
(no redemption)	$201	$621	$1,068	$2,306
Class M	$520	$876	$1,256	$2,319
Class R	$151	$468	$808	$1,768
Class Y	$100	$312	$542	$1,201

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses

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or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 74%.

Investments, risks, and performance

Investments

We invest mainly in convertible securities of U.S. companies. Convertible securities are bonds, preferred stocks or other instruments that can be converted into or exchanged for common stock. Their price normally varies with the price of the underlying stock, but they tend to provide a higher yield than the stock, potentially cushioning them against declines in the price of the stock. We invest significantly in below-investment-grade convertible securities (sometimes referred to as “junk bonds”), as well as in investment-grade convertible securities. The convertible bonds we buy usually have intermediate- to long-term stated maturities (three years or longer), but often contain “put” features that result in a shorter effective maturity. When deciding whether to buy or sell investments, we may consider, among other factors, a security’s structural features (e.g., its position in a company’s capital structure and put and callability features), credit and prepayment risks, and with respect to a company’s common stock underlying a convertible security, the stock’s valuation and the company’s financial strength, competitive position in its industry, projected future earnings, cash flows and dividends.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of convertible securities in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for convertible securities issued by small and midsize companies. Convertible bonds are subject to credit risk, which is the risk that the issuer of the fund’s investments may default on payment of interest or principal. Convertible bonds are also subject to interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Interest rate risk is generally greater for longer-term bonds and convertible bonds whose underlying stock price has fallen significantly below the conversion price, and credit risk is generally greater for below-investment-grade bonds (a significant part of the fund’s investments).

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Performance

The performance information below gives some indication of the risks associated with an investment in the fund and why a long-term investment horizon is important. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Average annual total returns after sales charges
(for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class A before taxes	44.87%	1.66%	2.40%
Class A after taxes on
distributions	43.27%	0.86%	1.11%
Class A after taxes on
distributions and sale of
fund shares	29.26%	1.06%	1.32%
Class B before taxes	47.52%	1.74%	2.24%
Class C before taxes	51.60%	2.11%	2.23%
Class M before taxes	47.72%	1.64%	2.13%
Class R before taxes	53.37%	2.62%	2.75%
Class Y before taxes	54.13%	3.14%	3.27%
BofA Merrill Lynch All
Convertible Bond Index
(no deduction for fees,
expenses or taxes)	49.13%	2.69%	2.27%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-deferred arrangement.

Class B share performance does not assume conversion to class A shares.

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Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Robert Salvin, Portfolio Manager, portfolio manager of fund since 2005

Eric Harthun, Portfolio Manager, portfolio manager of fund since 2008

Purchase and sale of fund shares

You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial advisor or by calling Putnam Investor Services at 1-800-225-1581.

When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The minimum initial investment of $500 is currently waived, although Putnam reserves the right to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange is open, either through your financial advisor or directly to the fund. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.

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Tax information

The fund normally distributes any net investment income quarterly and any net realized capital gains annually. These distributions will be taxed as ordinary income or as capital gains, unless the shares are held through a qualified retirement plan.

Financial intermediary compensation

If you purchase the fund through a broker/dealer or other financial intermediary (such as a bank or financial advisor), the fund and its related companies may pay that intermediary for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s Web site for more information.

Additional information, including current performance, is available at putnam.com/funddocuments, by calling 1-800-225-1581, or by e-mailing Putnam at funddocuments@putnam.com.

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Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

NP019 260113 2/10 Putnam Retail Management